Transactions With Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions With Related Parties
26.
TRANSACTIONS WITH RELATED PARTIES

Key management compensation

Key management includes members of the Company’s senior executives and the Board of Directors. The compensation paid or payable to key management for Board and employee services includes their participation in share based compensation arrangements. The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

Key management compensation for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Share-based benefits	$64,576	$3,832	$10,443
Short term employee benefits	24,966	28,396	17,223
Other	98	139	138
Total	$89,640	$32,367	$27,804

Transactions with Related Parties

In 2025, the Group sold 100% of the legal title of Viking Hungary to a related party. See Note 3.

Transactions with the China JV Investment

In 2020, the Group entered into an agreement with a subsidiary of China Merchants Group to together build a cruise line targeting the Chinese-speaking populations in China (the “China JV Investment”). The China JV Investment’s primary entity is CMV.

The Group has a 10% interest in CMV, the entity that contracts with passengers, owns and operates the ships and performs related activities. The Group’s interest in CMV is accounted for as an associate using the equity method of accounting because the Group has significant influence through its representation on the board of directors. For the years ended December 31, 2025, 2024 and 2023, the Group contributed capital of $6.5 million, $8.5 million and $7.0 million, respectively, to CMV. At the time of certain capital contributions, the carrying amount of the Group’s investment in CMV was zero and the Group had not previously recognized its entire portion of CMV’s losses. Accordingly, $5.2 million, $7.9 million and $7.0 million, were recognized as losses and included in other financial income (loss) in the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. The carrying amount of the Group’s investment in CMV, which is included in other non-current assets on the consolidated statements of financial position, was $1.3 million and $0.6 million as of December 31, 2025 and 2024, respectively.

In 2021, the Group sold an ocean ship, the Viking Yidun (formerly the Viking Sun), to CMV. CMV financed the purchase and pursuant to the terms of the Group’s investment in CMV, VCL guaranteed 10% of CMV’s obligations under the financing, up to a maximum of $45.0 million.

In 2024, the Group entered into an accommodation agreement for all cabins on the Viking Yidun ocean ship from the third quarter of 2024 until the end of 2026. See Note 10. For the years ended December 31, 2025 and 2024, the Group recognized vessel operating expenses related to non-lease components and variable lease payments for the Viking Yidun of $12.6 million and $8.1 million, respectively. For the years ended December 31, 2025 and 2024, the Group recognized depreciation expense related to the lease of $3.3 million and $2.3 million, respectively. For the years ended December 31, 2025 and 2024, the Group recognized interest expense related to the lease of $0.3 million and $0.2 million, respectively.

The Group recognized services revenue in 2024 related to services performed prior to the first sailings under the accommodation agreement. The Group provided services to CMV related to the Group’s cruise industry expertise. For the years ended December 31, 2024 and 2023, the Group recognized services revenue of $11.3 million and $23.5 million, respectively, which is included in onboard and other in the consolidated statements of operations.

See Note 27 for events taking place subsequent to December 31, 2025.